Contingent liabilities and legal proceedings - Disclosure of legal proceedings (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) case participant	Dec. 31, 2019 participant	Jul. 11, 2016 USD ($)
Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims denied	9,623
Medical Benefits Class Action Settlement | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	1
Number of litigation claims approved for compensation	27,603
Losses on litigation settlements | $	$ 67,000,000
SPC claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	22,833
PMCP claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation claims approved for compensation	4,770
LMPC claims | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	612
Period within which notice must be filed	4 years
Other civil complaints - economic loss | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of plaintiffs | participant	10
Other civil complaints - personal injury | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of plaintiffs | participant	881	923
Individual securities litigation | Gulf of Mexico Oil Spill
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	28
Number of plaintiffs | participant	115
FERC and CFTC matters
Disclosure of detailed information about legal proceedings [Line Items]
Civil penalty | $			$ 20,160,000
Amount of unjust profits directed to disgorge | $			$ 207,169
Louisiana Coastal Restoration
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending | participant	17
Number of coastal parishes | participant	6
Lawsuits filed against oil and gas companies | participant	40
Louisiana Coastal Restoration - private landowners
Disclosure of detailed information about legal proceedings [Line Items]
Number of litigation cases pending	2
Number of plaintiffs | participant	4